Capital Structure and Financial Matters - Capital transactions (Details)		1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 10, 2020 kr / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2020 kr / shares	Dec. 31, 2019 kr / shares
Disclosure of classes of share capital [line items]
Share purchase price | $ / shares							$ 207
Payments for share issue costs | $					$ 128,000	$ 13,000
Ordinary shares
Disclosure of classes of share capital [line items]
Ordinary shares issued		269,136	745,380
Share purchase price | $ / shares		$ 8.89	$ 8.89
Aggregate proceeds | $		$ 2,400,000	$ 6,600,000
Increase in authorized number of shares	745,380
Additional increase in authorized number of shares	1,800,000
Nominal value per share | kr / shares	kr 1							kr 1	kr 1
Additional number of ordinary share warrants allowed to issue	1,298,196
Payments for share issue costs | $				$ 144,022